Cash and cash equivalents and Restricted cash (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash on hand	$ 34	$ 11
Cash at banks	46,803	74,191
Total	$ 46,837	$ 74,202	$ 52,833	$ 45,213